Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic taxes:
Current taxes	$ 333	$ (594)	$ (70)
Deferred taxes	(6,383)
Domestic taxes	(6,050)	(594)	(70)
Foreign taxes:
Current taxes	755	1,103	899
Deferred taxes	(97)	(125)	(181)
Foreign taxes	658	978	718
Taxes on income	$ (5,392)	$ 384	$ 648